Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital
Class Name	Tuttle Capital Daily 2X Inverse Regional Banks ETF
Trading Symbol	SKRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tuttle Capital Daily 2X Inverse Regional Banks ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.shortregionalbanks.com/fund-info. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.shortregionalbanks.com/fund-info
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Daily 2X Inverse Regional Banks ETF	$59	0.75%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period September 1, 2024 to August 31, 2025, the Tuttle Capital Daily 2X Inverse Regional Banks ETF (the “Fund”) declined 41.69%, while the S&P 500® Index gained 15.88%.

What key factors affected the Fund’s performance?

The Fund seeks daily investment results that correspond to two times the inverse (-2x) of the daily performance of the SPDR® S&P® Regional Banking ETF (“KRE”). Over the reporting period, regional bank stocks moved higher, reflecting resilience in credit quality and relief from stabilization in interest rates.

Expectations of easing financial conditions, improved loan growth, and stronger-than-expected earnings from regional banks supported KRE. As KRE advanced, the Fund delivered losses consistent with its mandate to provide -2x the daily return of KRE.

While the Fund tracked KRE as intended on a daily basis, the strong relative performance of the broad equity market compounded the divergence versus the S&P 500® Index. The contrast between a -41.69% decline in the Fund and a +15.88% gain for the S&P 500® Index underscores the risks of inverse leveraged exposure during periods of strength in the underlying sector.

Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	One Year	Average Annual Total Return Since Inception
Tuttle Capital Daily 2X Inverse Regional Banks ETF	-41.69%	-42.90%
S&P 500® Index	15.88%	22.68%

Net Assets	$ 3,342,270
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 32,787
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Net Assets	$3,342,270
Number of Holdings	2
Total Advisory Fee	$32,787
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts          -200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	120.86%
Derivatives	-26.99%
Other Assets Net of Liabilities	6.13%